LEASES	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES	LEASES
The Company's lease contracts relate to a variety of assets used in its operational and administrative activities through several units, such as land, buildings, vehicles, industrial machinery, logistic and commercial facilities and power generation facilities. There were no sale and lease back transactions, no subleases and no restrictions or covenants imposed on the Company's currently effective lease contracts.
Balances for the Company’s lease activities as of June 30, 2026 and December 31, 2025 and for the six month period ended June 30, 2026 and 2025 are summarized as follows:

	June 30, 2026	December 31, 2025
Lease liabilities	1,095	1,181
Right of-use assets:
Land, buildings and improvements	948	1,016
Machinery, equipment and others	342	363
Total right-of-use assets	1,290	1,379

	Six months ended June 30, 2026	Six months ended June 30, 2025
Depreciation and impairment charges:
Land, buildings and improvements	72	67
Machinery, equipment and others	48	46
Total depreciation and impairment charges	120	113

Other lease related expenses:
Interest expense on lease liabilities	31	29
Expenses of short-term leases	78	68
Expenses of leases of low-value assets	56	49
Expenses related to variable lease payments	69	34

Additions to right-of-use assets	68	132
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	126	111